Property and Equipment, Net (Narrative) (Details) (USD $)	0 Months Ended	2 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2013
Property Plant And Equipment Net (Textual)
Total Accumulated Cost Of Constructing	$ 1,089,000
Fair market value			760,000
Impairment Charges		329,000
Amortization of Leased Asset			$ 1,000